9. Inventories (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
InventoriesLineItems [Line Items]
Inventories, net	R$ 8,631	R$ 5,909	R$ 4,822
Exito Group [Member]
InventoriesLineItems [Line Items]
Inventories, net	2,254
Stores [Member]
InventoriesLineItems [Line Items]
Inventories, net	4,698	4,162
Distribution Centers [Member]
InventoriesLineItems [Line Items]
Inventories, net	1,583	1,807
Real Estate Inventories [Member]
InventoriesLineItems [Line Items]
Inventories, net	1	5
Real Estate Inventories [Member] | Exito Group [Member]
InventoriesLineItems [Line Items]
Inventories, net	190
Allowance For Losses On Inventory Obsolescence And Damages [Member]
InventoriesLineItems [Line Items]
Inventories, net	R$ (95)	R$ (65)